                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal    Morris Township, New Jersey August 9, 2006
-------------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        99

Form 13F Information Table Value Total:       $934,622
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name
1.      28-7176                         Honeywell Capital Management LLC

                                   13F REPORT
                                  June 30, 2006
             NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.


COLUMN 1                   COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5                    COLUMN 6   COLUMN 7       COLUMN 8
                           TITLE OF      CUSIP      VALUE     SHRS OR                   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               CLASS       NUMBER   (x$1000)    PRN AMT SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------------------------------------------------------------- --------------------------------------  -------- ------ ----
INGERSOLL RAND CO             CLA       G4776G101    17082    399,300    SH      N/A      DEFINED   DEFINED    399,300
AT&T INC                      COM       00206R102    20067    719,500    SH      N/A      DEFINED   DEFINED    719,500
ABBOTT LAB CO                 COM       002824100     4453    102,100    SH      N/A      DEFINED   DEFINED    102,100
AFFILIATED
  MANAGERS GROUP              COM       008252108     3910     45,000    SH      N/A      DEFINED   DEFINED     45,000
ALLIANCEBERNSTEIN
  HLDG                   UNIT LTD PRTN  01881G106     5503     90,000    SH      N/A      DEFINED   DEFINED     90,000
ALLSTATE CORP                 COM       020002101     8954    163,600    SH      N/A      DEFINED   DEFINED    163,600
ALTRIA GROUP INC              COM       02209S103    19437    264,700    SH      N/A      DEFINED   DEFINED    264,700
AMERICAN EXPRESSS CO          COM       025816109     4034     75,800    SH      N/A      DEFINED   DEFINED     75,800
AMERICAN INTL GROUP           COM       026874107    18287    309,690    SH      N/A      DEFINED   DEFINED    309,690
AMGEN INC                     COM       031162100     3914     60,000    SH      N/A      DEFINED   DEFINED     60,000
ANALOG DEVICES INC            COM       032654105     4018    125,000    SH      N/A      DEFINED   DEFINED    125,000
ANDREW CORP                   COM       034425108     5395    608,900    SH      N/A      DEFINED   DEFINED    608,900
APPLIED MATERIALS INC         COM       038222105     1954    120,000    SH      N/A      DEFINED   DEFINED    120,000
BAKER HUGHES INC              COM       057224107     4093     50,000    SH      N/A      DEFINED   DEFINED     50,000
BANK OF AMERICA CORP          COM       060505104    25754    535,421    SH      N/A      DEFINED   DEFINED    535,421
BARD C R INC                  COM       067383109     7868    107,400    SH      N/A      DEFINED   DEFINED    107,400
BED BATH BEYOND INC           COM       075896100    14927    450,000    SH      N/A      DEFINED   DEFINED    450,000
CSX CORP                      COM       126408103     2818     40,000    SH      N/A      DEFINED   DEFINED     40,000
CAP 1 FINANCIAL               COM       14040H105    16663    195,000    SH      N/A      DEFINED   DEFINED    195,000
CAREMARK RX INC               COM       141705103     7331    147,000    SH      N/A      DEFINED   DEFINED    147,000
CENT GARDEN & PET CO          COM       153527106     6458    150,000    SH      N/A      DEFINED   DEFINED    150,000
CHEVRON CORP                  COM       166764100    16312    262,835    SH      N/A      DEFINED   DEFINED    262,835
CISCO SYSTEMS INC             COM       17275R102     4529    231,900    SH      N/A      DEFINED   DEFINED    231,900
CITIGROUP INC                 COM       172967101    21100    437,400    SH      N/A      DEFINED   DEFINED    437,400
CONOCOPHILLIPS                COM       20825C104    12578    191,948    SH      N/A      DEFINED   DEFINED    191,948
CONSTELLATION
  BRANDS INC                  CLA       21036P108     4250    170,000    SH      N/A      DEFINED   DEFINED    170,000
CORNING INC                   COM       219350105     2419    100,000    SH      N/A      DEFINED   DEFINED    100,000
DOW CHEMICAL CO               COM       260543103     6217    159,300    SH      N/A      DEFINED   DEFINED    159,300
EMC CORP                      COM       268648102    12811  1,167,800    SH      N/A      DEFINED   DEFINED  1,167,800
ENSCO INTL INC                COM       26874Q100     4602    100,000    SH      N/A      DEFINED   DEFINED    100,000
EAST WEST BANCORP INC         COM       27579R104     1896     50,000    SH      N/A      DEFINED   DEFINED     50,000
ENTERGY CORP                  COM       29364G103     8186    115,700    SH      N/A      DEFINED   DEFINED    115,700
EXCELON CORP                  COM       30161N101    17726    311,900    SH      N/A      DEFINED   DEFINED    311,900
EXXON MOBIL CORP              COM       30231G102    12785    208,400    SH      N/A      DEFINED   DEFINED    208,400
FIDELITY NATIONAL
   INFORMATION                COM       31620M106     9558    270,000    SH      N/A      DEFINED   DEFINED    270,000
GENERAL ELECTRIC CO           COM       369604103    27505    834,500    SH      N/A      DEFINED   DEFINED    834,500
HANOVER COMPRESSOR CO         COM       410768105       21      1,128    SH      N/A      DEFINED   DEFINED      1,128
HARMAN INTL INDS              COM       413086109     9818    115,000    SH      N/A      DEFINED   DEFINED    115,000
HARTFORD FINL SVCS
  GROUP                       COM       416515104     4230     50,000    SH      N/A      DEFINED   DEFINED     50,000
HEWLETT PACKARD CO            COM       428236103    20434    645,000    SH      N/A      DEFINED   DEFINED    645,000
HOME DEPOT INC                COM       437076102    20046    560,100    SH      N/A      DEFINED   DEFINED    560,100
ILLINOIS TOOL WKS INC         COM       452308109     4750    100,000    SH      N/A      DEFINED   DEFINED    100,000
INTERNATIONAL BUSINESS
   MACH                       COM       459200101     3841     50,000    SH      N/A      DEFINED   DEFINED     50,000
INVITROGEN CORP               COM       46185R100     9204    139,300    SH      N/A      DEFINED   DEFINED    139,300
J2 GLOBAL COMMUNICATIONS      COM       46626E205     3122    100,000    SH      N/A      DEFINED   DEFINED    100,000
JOHNSON & JOHNSON             COM       478160104    20984    350,200    SH      N/A      DEFINED   DEFINED    350,200
JOHNSON CTLS INC              COM       478366107     7770     94,500    SH      N/A      DEFINED   DEFINED     94,500
LABORATORY CORP AMER          COM       50540R409     8669    139,300    SH      N/A      DEFINED   DEFINED    139,300
LEGG MASON INC                COM       524901105    21994    221,000    SH      N/A      DEFINED   DEFINED    221,000
MASCO CORP                    COM       574599106     5359    180,800    SH      N/A      DEFINED   DEFINED    180,800
MAXIM INTEGRATED              COM       57772K101    13165    410,000    SH      N/A      DEFINED   DEFINED    410,000
MERRILL LYNCH  & CO           COM       590188108     7992    114,900    SH      N/A      DEFINED   DEFINED    114,900
METLIFE INC                   COM       59156R108     9796    191,300    SH      N/A      DEFINED   DEFINED    191,300
MICROSOFT CORP                COM       594918104    34214  1,468,380    SH      N/A      DEFINED   DEFINED  1,468,380
MORGAN STANLEY                COM       617446448    12642    200,000    SH      N/A      DEFINED   DEFINED    200,000
NASDAQ STK MKT INC            COM       631103108     2243     75,000    SH      N/A      DEFINED   DEFINED     75,000
NATIONAL FINL PARTNERS        COM       63607P208     1772     40,000    SH      N/A      DEFINED   DEFINED     40,000
NEWS CORP CL                  COM       65248E104     4895    255,200    SH      N/A      DEFINED   DEFINED    255,200
NIKE INC                      CLB       654902204     4285     52,900    SH      N/A      DEFINED   DEFINED     52,900
NOKIA CORP                    ADR       654902204    16476    813,200    SH      N/A      DEFINED   DEFINED    813,200
NORTHROP GRUMMAN CORP         COM       666807102    18212    284,300    SH      N/A      DEFINED   DEFINED    284,300
NUVEEN INSTS INC              CLA       67090F106     5941    138,000    SH      N/A      DEFINED   DEFINED    138,000
OCCIDENTAL PETE CORP          COM       674599105    16614    162,000    SH      N/A      DEFINED   DEFINED    162,000
OMNICARE INC                  COM       681904108     4505     95,000    SH      N/A      DEFINED   DEFINED     95,000
OMNICOM GROUP                 COM       681919106    14967    168,000    SH      N/A      DEFINED   DEFINED    168,000
PATTERSON COS INC             COM       703395103     3318     95,000    SH      N/A      DEFINED   DEFINED     95,000
PENN NATL GAMING INC          COM       707569109     3296     85,000    SH      N/A      DEFINED   DEFINED     85,000
PEPSICO INC                   COM       713448108    20126    335,200    SH      N/A      DEFINED   DEFINED    335,200
PFIZER INC                    COM       717081103    14765    629,100    SH      N/A      DEFINED   DEFINED    629,100
RYDER SYS INC                 COM       783549108     2922     50,000    SH      N/A      DEFINED   DEFINED     50,000
SEALED AIR CORP               COM       81211K100     9744    187,100    SH      N/A      DEFINED   DEFINED    187,100
ST JUDE MED INC               COM       790849103     1968     60,700    SH      N/A      DEFINED   DEFINED     60,700
ST PAUL COS INC               COM       792860108     9335    209,400    SH      N/A      DEFINED   DEFINED    209,400
SCOTTS MIRACLE GRO CO         CLA       810186106     4232    100,000    SH      N/A      DEFINED   DEFINED    100,000
SIGMA ALDRICH                 COM       826552101     7990    110,000    SH      N/A      DEFINED   DEFINED    110,000
SOUTHERN CO                   COM       842587107     7016    218,900    SH      N/A      DEFINED   DEFINED    218,900
SPRINT NEXTEL CORP          COM FON     852061100     1999    100,000    SH      N/A      DEFINED   DEFINED    100,000
STAPLES INC                   COM       855030102     5594    230,000    SH      N/A      DEFINED   DEFINED    230,000
SUPERIOR ENERGY
  SVCS INC                    COM       868157108     3390    100,000    SH      N/A      DEFINED   DEFINED    100,000
TAIWAN SEMICONDUCTOR          ADR       874039100    10423  1,135,452    SH      N/A      DEFINED   DEFINED  1,135,452
TARGET CORP                   COM       87612E106    10751    220,000    SH      N/A      DEFINED   DEFINED    220,000
TEVA PHARMACEUTICAL
  INDS                        ADR       881624209    16635    526,600    SH      N/A      DEFINED   DEFINED    526,600
TIFFANY & CO                  COM       886547108     1981     60,000    SH      N/A      DEFINED   DEFINED     60,000
TIME WARNER INC               COM       887317105     2076    120,000    SH      N/A      DEFINED   DEFINED    120,000
TYCO INTL LTD                 COM       902124106     6408    233,000    SH      N/A      DEFINED   DEFINED    233,000
US BANCORP DEL
  COM NEW                     COM       902973304    10314    334,000    SH      N/A      DEFINED   DEFINED    334,000
UNION PAC CORP                COM       907818108    11527    124,000    SH      N/A      DEFINED   DEFINED    124,000
UNITED TECHNOLOGIES
  CORP                        COM       913017109     5682     89,600    SH      N/A      DEFINED   DEFINED     89,600
UNITEDHEALTH GROUP            COM       91324P102     5150    115,000    SH      N/A      DEFINED   DEFINED    115,000
UNVL HEALTH
  SERVICES INC                CLB       913903100     4383     87,200    SH      N/A      DEFINED   DEFINED     87,200
VALERO ENERGY CORP            COM       91913Y100     3326     50,000    SH      N/A      DEFINED   DEFINED     50,000
VODAFONE GROUP
  SPONSORED ADR               ADR       92857W100     7990    375,100    SH      N/A      DEFINED   DEFINED    375,100
WAL-MART STORES INC           COM       931142103     6031    125,200    SH      N/A      DEFINED   DEFINED    125,200
WEIGHT WATCHERS
  INTL INC                    COM       948626106     5316    130,000    SH      N/A      DEFINED   DEFINED    130,000
WELLPOINT HEALTH
  NETWORKS                    COM       94973H108     4017     55,200    SH      N/A      DEFINED   DEFINED     55,200
WELLS FARGO & CO              COM       949746101     7547    112,500    SH      N/A      DEFINED   DEFINED    112,500
WYETH                         COM       983024100    15224    342,800    SH      N/A      DEFINED   DEFINED    342,800
YUM BRANDS INC                COM       988498101    13151    261,600    SH      N/A      DEFINED   DEFINED    261,600
ZIMMER HOLDINGS INC           COM       98956P102    17640    311,000    SH      N/A      DEFINED   DEFINED    311,000
    GRAND TOTAL                                     934622 23,903,254